Calvert
Small/Mid-Cap Fund
September 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 1.3%
Hexcel Corp.	48,318	$ 3,029,539
		$ 3,029,539
Automobile Components — 2.6%
Dorman Products, Inc.(1)	37,785	$ 5,889,926
		$ 5,889,926
Banks — 6.9%
Commerce Bancshares, Inc.	105,674	$ 6,315,078
First Financial Bankshares, Inc.	134,982	4,542,145
SouthState Bank Corp.	48,500	4,795,195
		$15,652,418
Biotechnology — 2.2%
Caris Life Sciences, Inc.(1)	40,551	$1,226,668
Neurocrine Biosciences, Inc.(1)	27,098	3,804,017
		$5,030,685
Building Products — 8.7%
A.O. Smith Corp.	70,264	$5,158,080
AAON, Inc.(2)	25,547	2,387,112
Advanced Drainage Systems, Inc.	20,611	2,858,746
AZZ, Inc.	28,111	3,067,753
CSW Industrials, Inc.	18,243	4,428,488
Hayward Holdings, Inc.(1)	111,543	1,686,530
		$19,586,709
Capital Markets — 2.3%
LPL Financial Holdings, Inc.	6,345	$2,110,918
Tradeweb Markets, Inc., Class A	28,014	3,108,994
		$5,219,912
Chemicals — 2.8%
Balchem Corp.	20,089	$3,014,555
Quaker Chemical Corp.(2)	24,528	3,231,564
		$6,246,119
Construction Materials — 0.7%
Knife River Corp.(1)	19,950	$1,533,556
		$1,533,556
Consumer Staples Distribution & Retail — 2.5%
Performance Food Group Co.(1)	55,051	$5,727,506
		$5,727,506
Security	Shares	Value
Containers & Packaging — 2.4%
AptarGroup, Inc.	40,337	$ 5,391,443
		$ 5,391,443
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc.(1)	15,760	$ 1,711,063
		$ 1,711,063
Diversified REITs — 1.0%
Essential Properties Realty Trust, Inc.	77,476	$ 2,305,686
		$ 2,305,686
Electric Utilities — 0.8%
IDACORP, Inc.	13,665	$1,805,830
		$1,805,830
Electronic Equipment, Instruments & Components — 3.2%
Badger Meter, Inc.	19,174	$3,424,093
CDW Corp.	14,423	2,297,295
Novanta, Inc.(1)	15,294	1,531,694
		$7,253,082
Financial Services — 1.5%
Euronet Worldwide, Inc.(1)	38,564	$3,386,305
		$3,386,305
Food Products — 1.0%
Post Holdings, Inc.(1)	21,134	$2,271,482
		$2,271,482
Health Care Providers & Services — 2.9%
Addus HomeCare Corp.(1)	28,472	$3,359,412
Chemed Corp.	7,299	3,268,054
		$6,627,466
Health Care Technology — 1.0%
Certara, Inc.(1)	94,495	$1,154,729
HeartFlow, Inc.(1)	30,201	1,016,566
		$2,171,295
Hotels, Restaurants & Leisure — 5.2%
Aramark	124,052	$4,763,597
Domino's Pizza, Inc.	6,332	2,733,588
Wyndham Hotels & Resorts, Inc.	54,034	4,317,316
		$11,814,501
Household Durables — 1.5%
Meritage Homes Corp.	14,815	$1,073,051
NVR, Inc.(1)	287	2,305,947
		$3,378,998

Calvert
Small/Mid-Cap Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Products — 0.8%
Church & Dwight Co., Inc.	19,675	$ 1,724,120
		$ 1,724,120
Industrial REITs — 1.3%
EastGroup Properties, Inc.	17,528	$ 2,966,789
		$ 2,966,789
Insurance — 8.3%
Arch Capital Group Ltd.	12,656	$ 1,148,279
Cincinnati Financial Corp.	23,300	3,683,730
First American Financial Corp.	39,463	2,535,103
Hamilton Insurance Group Ltd., Class B(1)	124,324	3,083,235
Kinsale Capital Group, Inc.	5,175	2,200,721
Ryan Specialty Holdings, Inc.	39,889	2,248,144
White Mountains Insurance Group Ltd.	2,342	3,914,700
		$18,813,912
Machinery — 10.8%
Atmus Filtration Technologies, Inc.	85,044	$3,834,634
Donaldson Co., Inc.	66,678	5,457,595
ESCO Technologies, Inc.	15,820	3,339,760
Franklin Electric Co., Inc.	49,183	4,682,222
Graco, Inc.	47,621	4,045,880
Nordson Corp.	13,094	2,971,683
		$24,331,774
Media — 0.8%
John Wiley & Sons, Inc., Class A	42,364	$1,714,471
		$1,714,471
Multi-Utilities — 0.8%
NiSource, Inc.	40,328	$1,746,202
		$1,746,202
Pharmaceuticals — 1.5%
Royalty Pharma PLC, Class A	98,527	$3,476,033
		$3,476,033
Professional Services — 1.9%
CBIZ, Inc.(1)	82,020	$4,343,779
		$4,343,779
Residential REITs — 1.6%
Equity LifeStyle Properties, Inc.	59,346	$3,602,302
		$3,602,302
Semiconductors & Semiconductor Equipment — 4.5%
Allegro MicroSystems, Inc.(1)	57,176	$1,669,539
Diodes, Inc.(1)	53,099	2,825,398
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.(1)	46,569	$ 2,296,317
Teradyne, Inc.	15,511	2,134,934
Universal Display Corp.	8,469	1,216,403
		$ 10,142,591
Software — 5.4%
CCC Intelligent Solutions Holdings, Inc.(1)	390,336	$ 3,555,961
Clearwater Analytics Holdings, Inc., Class A(1)	37,387	673,714
Descartes Systems Group, Inc.(1)	21,535	2,029,243
Manhattan Associates, Inc.(1)	8,451	1,732,286
nCino, Inc.(1)(2)	16,123	437,095
SPS Commerce, Inc.(1)	19,793	2,061,243
Tyler Technologies, Inc.(1)	3,139	1,642,199
		$12,131,741
Specialized REITs — 1.5%
Lamar Advertising Co., Class A	28,203	$3,452,611
		$3,452,611
Specialty Retail — 5.3%
Bath & Body Works, Inc.	43,454	$1,119,375
Burlington Stores, Inc.(1)	20,248	5,153,116
Group 1 Automotive, Inc.	2,541	1,111,713
Valvoline, Inc.(1)	125,441	4,504,586
		$11,888,790
Textiles, Apparel & Luxury Goods — 1.4%
Steven Madden Ltd.(2)	95,272	$3,189,707
		$3,189,707
Trading Companies & Distributors — 1.8%
Core & Main, Inc., Class A(1)	75,397	$4,058,620
		$4,058,620
Total Common Stocks (identified cost $206,741,357)		$223,616,963

Calvert
Small/Mid-Cap Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(3)	1,578,725	$ 1,578,725
Total Short-Term Investments (identified cost $1,578,725)		$ 1,578,725
Total Investments — 99.7% (identified cost $208,320,082)		$225,195,688
Other Assets, Less Liabilities — 0.3%		$ 571,004
Net Assets — 100.0%		$225,766,692

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $8,581,200 and the total market value of the collateral received by the Fund was $8,886,033, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.

Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at September 30, 2025.
Affiliated Investments
At September 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,578,725, which represents 0.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$416,828	$11,011,053	$(9,849,156)	$ —	$ —	$1,578,725	$12,042	1,578,725

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$223,616,963(1)	$ —	$ —	$223,616,963
Short-Term Investments	1,578,725	—	—	1,578,725
Total Investments	$225,195,688	$ —	$ —	$225,195,688

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Reorganization
As of the close of business on September 12, 2025, the Fund acquired the net assets of Calvert Mid-Cap Fund, pursuant to a plan of reorganization approved by the Board of Directors of Calvert Mid-Cap Fund. The investment portfolio of Calvert Mid-Cap Fund, with a fair value of $199,360,018 and identified cost of $183,490,644 was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the

Calvert
Small/Mid-Cap Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

Fund were recorded at fair value; however, the identified cost of the investments received from Calvert Mid-Cap Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $34,994,416. The net assets of Calvert Mid-Cap Fund at that date of $196,699,581 were combined with those of the Fund, resulting in combined net assets of $231,693,997.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.